Merger - Schedule of Reconciles the Elements of the Merger to the Condensed Consolidated Statement of Cash Flows and the Consolidated Statement of Changes in Equity (Detail) - USD ($) $ in Thousands	Mar. 28, 2024	Jun. 30, 2024	Feb. 09, 2024	Dec. 31, 2023
Schedule Of Reconciles The Elements Of The Merger To The Condensed Consolidated Statement Of Cash Flows And The Consolidated Statement Of Changes In Equity [Line Items]
Cash - AAC Trust (net of redemptions)		$ 7,164		$ 3,332
Less: Liabilities obtained from AAC		$ (38,143)	$ (8,159)	$ (18,293)
Merger [Member]
Schedule Of Reconciles The Elements Of The Merger To The Condensed Consolidated Statement Of Cash Flows And The Consolidated Statement Of Changes In Equity [Line Items]
Cash - AAC Trust (net of redemptions)	$ 20,283
Less: AAC costs paid at Closing	(7,317)
Less: Notes payable - related party paid at Closing	(330)
Notes Payable, Total	12,636
Less: Liabilities obtained from AAC	(8,159)
Merger consideration	$ 4,477